Cover	Dec. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43015
Entity Registrant Name	LIBERTY LIVE HOLDINGS, INC.
Entity Central Index Key	0002078416
Entity Tax Identification Number	33-2910829
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Liberty Live Group Common Class A [Member]
Title of 12(b) Security	Series A Liberty Live Group Common Stock
Trading Symbol	LLYVA
Security Exchange Name	NASDAQ
Liberty Live Group Common Class C [Member]
Title of 12(b) Security	Series C Liberty Live Group Common Stock
Trading Symbol	LLYVK
Security Exchange Name	NASDAQ